Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$61,318,962,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.67%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.23%

Series Ratings	Moody’s	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at April 30, 2020.
* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Supplementary Information (continued)
	Moody’s	Fitch	DBRS	S&P
The Bank of Nova Scotia’s Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG,BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$61,318,962,600

A = Lesser of (i) LTV Adjusted Loan Balance and			74,408,838,730		A (i)	78,421,326,843
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	74,408,838,730
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			779,664,620
Total: A + B + C + D + E - F			73,629,174,110

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			63,407,541,488
			-
A = lesser of (i) Present Value of outstanding loan balance of			78,709,544,652
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			78,709,544,652

Intercompany Loan Balance

Guarantee Loan			64,607,828,545
Demand Loan			14,899,327,644
Total			79,507,156,189

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
June 29, 2020	N/A		N/A

Portfolio Flow of Funds

	6/29/2020		5/28/2020
Cash Inflows
Principal Receipts	897,076,672.88	(7)	906,318,750.28	(7)
Sale of Loans	138,408,271.29		39,333,305.17
Revenue Receipts	172,107,869.96		135,261,387.01
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(172,036,586.86)	(8)	(134,737,412.32)	(9)
Purchase of Loans	(62,370,100.40)		(70,928,415.41)
Intercompany Loan Repayment	(973,114,843.77)	(7)(8)	(874,723,640.04)	(7)(9)
Distribution to Partners	-		-
Other Inflows / Outflows(10)	(23.85)		(20.42)
Net Inflows/(Outflows)	71,259.25		523,954.27

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month,being 2.7996%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of
Capitalized Interest are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on July 17th, 2020.
(9) This amount was paid out on June 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$79,264,288,163
Current Month Ending Balance (1)	$78,357,967,565
Number of Mortgage Loans in Pool	289,917
Average Loan Size	$270,277
Number of Primary Borrowers	257,180
Number of Properties	263,172

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	56.29%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.86%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.27%
Weighted Average Seasoning of Loans in the Portfolio	22.71	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.77%
Weighted Average Original Term of Loans in the Portfolio	54.67	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.95	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	30.52	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	289,861	99.98%	78,339,269,460	99.98%
30 to 59 Days Past Due	37	0.01%	13,195,356	0.02%
60 to 89 Days Past Due	19	0.01%	5,502,749	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,732	10.26%	7,258,643,683	9.26%
British Columbia	49,383	17.03%	17,467,268,845	22.29%
Manitoba	5,531	1.91%	893,816,939	1.14%
New Brunswick	6,550	2.26%	677,280,844	0.86%
Newfoundland	6,964	2.40%	969,004,322	1.24%
Northwest Territories	79	0.03%	18,201,232	0.02%
Nova Scotia	9,914	3.42%	1,338,084,677	1.71%
Nunavut	-	0.00%	-	0.00%
Ontario	168,918	58.26%	47,168,526,627	60.20%
Prince Edward Island	1,451	0.50%	183,093,275	0.23%
Quebec	3,021	1.04%	728,407,315	0.93%
Saskatchewan	7,895	2.72%	1,550,212,950	1.98%
Yukon	479	0.17%	105,426,854	0.13%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	7,361	2.54%	1,999,141,989	2.55%
599 or less	2,581	0.89%	672,956,021	0.86%
600 - 650	5,618	1.94%	1,601,543,812	2.04%
651 - 700	16,409	5.66%	4,800,205,979	6.13%
701 - 750	32,181	11.10%	9,148,295,394	11.68%
751 - 800	49,314	17.01%	14,359,267,969	18.33%
801 and Above	176,453	60.86%	45,776,556,401	58.42%
Total	289,917	100.00%	78,357,967,565	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	250,829	86.52%	65,206,871,081	83.22%
Variable	39,088	13.48%	13,151,096,484	16.78%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	213,446	73.62%	50,128,864,364	63.97%
Non-STEP	76,471	26.38%	28,229,103,201	36.03%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,136	5.22%	3,295,479,339	4.21%
Owner Occupied	274,781	94.78%	75,062,488,226	95.79%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	65,025	22.43%	20,380,137,277	26.01%
2.5000 - 2.9999	137,364	47.38%	36,411,571,386	46.47%
3.0000 - 3.4999	55,348	19.09%	14,364,616,144	18.33%
3.5000 - 3.9999	30,698	10.59%	6,965,291,207	8.89%
4.0000 - 4.4999	1,011	0.35%	158,698,022	0.20%
4.5000 - 4.9999	252	0.09%	37,979,296	0.05%
5.0000 - 5.4999	37	0.01%	4,236,432	0.01%
5.5000 and Above	182	0.06%	35,437,799	0.05%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	25,753	8.88%	2,150,126,882	2.74%
20.01-25.00	11,103	3.83%	1,628,690,337	2.08%
25.01-30.00	13,404	4.62%	2,370,440,939	3.03%
30.01-35.00	16,273	5.61%	3,318,643,897	4.24%
35.01-40.00	19,174	6.61%	4,404,908,094	5.62%
40.01-45.00	22,389	7.72%	5,593,820,030	7.14%
45.01-50.00	25,039	8.64%	6,749,251,715	8.61%
50.01-55.00	25,903	8.93%	7,387,835,720	9.43%
55.01-60.00	27,006	9.32%	8,130,898,894	10.38%
60.01-65.00	26,250	9.05%	8,388,107,714	10.70%
65.01-70.00	24,746	8.54%	8,690,497,448	11.09%
70.01-75.00	25,499	8.80%	9,446,915,174	12.06%
75.01-80.00	22,529	7.77%	8,397,263,862	10.72%
80.01-90.00	4,484	1.55%	1,588,521,386	2.03%
90.01-100.00	237	0.08%	69,715,171	0.09%
Over 100.00	128	0.04%	42,330,304	0.05%
Total	289,917	100.00%	78,357,967,565	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	36,718	12.67%	7,487,550,720	9.56%
12.00 - 23.99	70,958	24.48%	17,144,338,310	21.88%
24.00 - 35.99	72,307	24.94%	20,311,006,135	25.92%
36.00 - 41.99	38,957	13.44%	11,146,601,252	14.23%
42.00 - 47.99	20,220	6.97%	6,072,638,981	7.75%
48.00 - 53.99	22,657	7.81%	8,188,324,227	10.45%
54.00 - 59.99	22,498	7.76%	6,695,734,959	8.55%
60.00 - 65.99	5,210	1.80%	1,230,130,715	1.57%
66.00 - 71.99	51	0.02%	9,234,771	0.01%
72.00 and Above	341	0.12%	72,407,494	0.09%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,697	21.28%	3,633,575,692.95	4.64%
100,000 - 149,999	37,480	12.93%	4,697,821,158.34	6.00%
150,000 - 199,999	35,519	12.25%	6,212,816,803.60	7.93%
200,000 - 249,999	31,808	10.97%	7,154,387,376.33	9.13%
250,000 - 299,999	26,916	9.28%	7,387,418,502.68	9.43%
300,000 - 349,999	21,393	7.38%	6,935,586,375.83	8.85%
350,000 - 399,999	16,671	5.75%	6,237,588,179.56	7.96%
400,000 - 449,999	12,344	4.26%	5,236,469,108.51	6.68%
450,000 - 499,999	9,916	3.42%	4,704,259,345.46	6.00%
500,000 - 549,999	7,623	2.63%	3,996,043,318.90	5.10%
550,000 - 599,999	6,321	2.18%	3,629,882,891.69	4.63%
600,000 - 649,999	4,551	1.57%	2,839,605,894.36	3.62%
650,000 - 699,999	3,497	1.21%	2,358,890,575.91	3.01%
700,000 - 749,999	2,660	0.92%	1,928,414,357.95	2.46%
750,000 - 799,999	2,279	0.79%	1,765,004,169.27	2.25%
800,000 - 849,999	1,769	0.61%	1,458,564,940.21	1.86%
850,000 - 899,999	1,471	0.51%	1,285,906,539.16	1.64%
900,000 - 949,999	1,197	0.41%	1,106,923,929.57	1.41%
950,000 - 999,999	935	0.32%	911,018,354.39	1.16%
1,000,000 or Greater	3,870	1.33%	4,877,790,050.37	6.23%
Total	289,917	100.00%	78,357,967,565	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	48,600	16.76%	12,218,905,884	15.59%
Single Family	235,641	81.28%	64,558,959,415	82.39%
Multi Family	4,907	1.69%	1,414,615,099	1.81%
Other	769	0.27%	165,487,167	0.21%
Total	289,917	100.00%	78,357,967,565	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	99,040,410	75,631,057	100,916,785	132,570,604	155,704,885	203,642,384	265,627,251	324,829,987	460,013,233	557,950,288	755,111,116	1,208,182,172	2,117,343,070	737,044,713	43,450,695	21,585,034	7,258,643,683	9.26%
Alberta	Current and Less Than 30 Days Past Due	99,040,410	75,631,057	100,916,785	132,570,604	155,704,885	203,577,047	265,627,251	324,829,987	459,695,410	557,527,525	754,877,648	1,208,182,172	2,117,120,633	736,668,303	43,450,695	21,585,034	7,257,005,445	99.98%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	246,199	422,763	233,468	-	222,437	149,337	-	-	1,274,203	0.02%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	65,337	-	-	71,624	-	-	-	-	227,074	-	-	364,034	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	505,278,145	370,755,132	520,216,761	735,971,178	1,009,342,412	1,224,944,205	1,447,204,470	1,581,383,354	1,787,189,702	1,881,211,145	1,748,672,042	1,808,905,195	2,325,742,179	508,270,173	6,255,528	5,927,223	17,467,268,845	22.29%
	Current and Less Than 30 Days Past Due	505,278,145	370,299,625	520,216,761	735,583,698	1,009,342,412	1,224,352,636	1,447,204,470	1,581,383,354	1,786,354,140	1,880,842,055	1,744,734,992	1,808,635,785	2,325,742,179	507,086,449	6,255,528	5,927,223	17,459,239,453	99.95%
British Columbia	30 to 59 Days Past Due	-	-	-	387,481	-	-	-	-	-	369,090	3,937,049	269,410	-	1,183,724	-	-	6,146,754	0.04%
British Columbia	60 to 89 Days Past Due	-	455,507	-	-	-	591,569	-	-	835,562	-	-	-	-	-	-	-	1,882,638	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	13,666,444	11,563,892	14,426,792	21,432,192	26,921,667	35,122,108	53,357,758	63,146,311	78,222,168	110,256,114	146,283,779	158,224,410	148,079,971	12,857,873	255,460	-	893,816,939	1.14%
Manitoba	Current and Less Than 30 Days Past Due	13,638,936	11,563,892	14,426,792	21,432,192	26,921,667	35,122,108	53,357,758	63,146,311	78,222,168	110,256,114	146,283,779	158,224,410	148,079,971	12,857,873	255,460	-	893,789,432	100.00%
Manitoba	30 to 59 Days Past Due	27,507	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	27,507	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,326,244	9,886,235	16,663,091	22,061,726	36,825,698	46,487,911	69,485,728	81,299,505	68,408,962	76,374,239	69,349,257	101,169,239	63,279,983	663,027	-	-	677,280,844	0.86%
New Brunswick	Current and Less Than 30 Days Past Due	15,326,244	9,886,235	16,663,091	22,061,726	36,825,698	46,487,911	69,485,728	81,299,505	68,408,962	76,288,495	69,349,257	101,169,239	63,279,983	663,027	-	-	677,195,100	99.99%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	85,745	-	-	-	-	-	-	85,745	0.01%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,800,235	11,202,410	16,297,637	25,060,067	31,982,447	50,561,703	62,850,445	108,726,458	190,886,171	202,121,397	40,363,676	45,966,706	94,290,368	75,513,734	380,869	-	969,004,322	1.24%
Newfoundland	Current and Less Than 30 Days Past Due	12,800,235	11,202,410	16,297,637	25,060,067	31,982,447	50,561,703	62,850,445	108,726,458	190,886,171	201,901,655	40,363,676	45,966,706	94,290,368	75,513,734	380,869	-	968,784,580	99.98%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	219,743	-	-	-	-	-	-	219,743	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	456,580	284,070	421,332	788,659	1,576,150	649,214	1,576,793	1,465,632	1,626,443	3,193,124	1,868,696	2,719,006	1,575,533	-	-	-	18,201,232	0.02%
North West Territories	Current and Less Than 30 Days Past Due	456,580	284,070	421,332	788,659	1,576,150	649,214	1,576,793	1,465,632	1,626,443	3,193,124	1,868,696	2,719,006	1,575,533	-	-	-	18,201,232	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	25,276,159	18,901,822	26,102,116	40,436,833	55,976,689	70,410,478	103,246,715	135,673,725	180,061,920	220,620,805	178,697,855	177,362,934	104,352,927	-	963,700	-	1,338,084,677	1.71%
Nova Scotia	Current and Less Than 30 Days Past Due	25,269,684	18,901,822	26,102,116	40,436,833	55,976,689	70,410,478	103,246,715	135,673,725	180,061,920	220,620,805	178,697,855	177,362,934	104,352,927	-	963,700	-	1,338,078,202	100.00%
Nova Scotia	30 to 59 Days Past Due	6,475	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	6,475	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,440,837,470	1,099,724,259	1,632,949,963	2,270,256,398	2,999,494,253	3,832,800,871	4,546,096,040	4,815,244,104	5,123,455,885	5,044,734,814	5,458,110,693	5,490,895,479	3,135,716,523	245,581,820	17,996,720	14,631,336	47,168,526,627	60.20%
Ontario	Current and Less Than 30 Days Past Due	1,440,711,524	1,099,541,691	1,632,483,634	2,269,869,011	2,998,925,637	3,832,147,956	4,545,488,878	4,814,266,362	5,122,730,063	5,043,946,825	5,457,688,786	5,490,342,849	3,134,615,710	245,581,820	17,996,720	14,631,336	47,160,968,802	99.98%
Ontario	30 to 59 Days Past Due	125,946	182,568	-	168,279	-	652,915	607,162	977,742	146,701	291,601	-	552,630	1,100,814	-	-	-	4,806,357	0.01%
Ontario	60 to 89 Days Past Due	-	-	466,329	219,108	568,616	-	-	-	579,122	496,388	421,907	-	-	-	-	-	2,751,469	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,038,005	2,596,164	3,337,412	6,211,378	9,301,908	10,526,112	19,522,836	14,863,959	15,549,043	20,253,856	22,999,794	34,215,161	19,677,648	-	-	-	183,093,275	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	4,038,005	2,596,164	3,337,412	6,211,378	9,301,908	10,526,112	19,468,690	14,863,959	15,549,043	20,253,856	22,999,794	34,215,161	19,677,648	-	-	-	183,039,129	99.97%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	54,146	-	-	-	-	-	-	-	-	-	54,146	0.03%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	6,781,682	7,290,806	7,233,342	15,413,956	18,266,532	23,429,262	29,304,560	41,988,987	43,980,696	59,991,297	83,172,413	160,271,517	222,396,330	8,287,025	412,200	186,711	728,407,315	0.93%
Quebec	Current and Less Than 30 Days Past Due	6,781,682	7,290,806	7,233,342	15,413,956	18,266,532	23,429,262	29,304,560	41,988,987	43,980,696	59,991,297	83,172,413	160,115,956	222,396,330	8,287,025	412,200	186,711	728,251,754	99.98%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	155,561	-	-	-	-	155,561	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	24,245,912	19,197,613	28,710,838	45,125,259	54,319,927	87,502,845	141,609,952	213,848,538	170,767,885	198,753,720	173,233,246	241,946,354	150,647,840	303,020	-	-	1,550,212,950	1.98%
Saskatchewan	Current and Less Than 30 Days Past Due	24,245,912	19,197,613	28,669,798	45,125,259	54,319,927	87,502,845	141,609,952	213,439,322	170,767,885	198,753,720	172,939,011	241,767,372	150,647,840	303,020	-	-	1,549,289,477	99.94%
Saskatchewan	30 to 59 Days Past Due	-	-	41,040	-	-	-	-	279,912	-	-	294,235	178,983	-	-	-	-	794,169	0.05%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	129,305	-	-	-	-	-	-	-	-	129,305	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,379,597	1,656,876	3,164,871	3,315,647	5,195,524	7,742,939	9,369,167	5,365,161	10,736,786	12,646,914	12,634,882	17,057,003	14,161,489	-	-	-	105,426,854	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,379,597	1,656,876	3,164,871	3,315,647	5,195,524	7,742,939	9,369,167	5,365,161	10,736,786	12,646,914	12,634,882	17,057,003	14,161,489	-	-	-	105,426,854	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,150,126,882	1,628,690,337	2,370,440,939	3,318,643,897	4,404,908,094	5,593,820,030	6,749,251,715	7,387,835,720	8,130,898,894	8,388,107,714	8,690,497,448	9,446,915,174	8,397,263,862	1,588,521,386	69,715,171	42,330,304	78,357,967,565	100.00%
	Current and Less Than 30 Days Past Due	2,149,966,953	1,628,052,262	2,369,933,570	3,317,869,029	4,404,339,478	5,592,510,209	6,748,590,407	7,386,448,762	8,129,019,687	8,386,222,385	8,685,610,789	9,445,758,590	8,395,940,611	1,586,961,252	69,715,171	42,330,304	78,339,269,460	99.98%
	30 to 59 Days Past Due	159,929	182,568	41,040	555,759	-	652,915	661,308	1,257,654	392,899	1,169,198	4,464,752	1,001,023	1,323,251	1,333,061	-	-	13,195,356	0.02%
	60 to 89 Days Past Due	-	455,507	466,329	219,108	568,616	656,906	-	129,305	1,486,308	716,131	421,907	155,561	-	227,074	-	-	5,502,749	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for “All” Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2020
Distribution Date:	7/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	61,220,325	49,913,742	63,641,982	87,906,891	112,596,472	143,601,752	161,416,081	171,804,609	202,440,342	226,082,121	209,625,616	239,289,416	220,217,830	43,786,640	3,176,374	2,421,796	1,999,141,989	2.55%
<=599	6,556,140	6,537,043	7,132,682	16,661,497	30,504,477	37,514,771	47,050,481	67,479,499	69,513,678	80,525,370	87,022,934	111,044,529	76,447,376	27,137,332	1,472,944	355,267	672,956,021	0.86%
600-650	13,451,565	11,070,684	22,326,094	38,692,061	60,803,804	86,966,519	124,157,550	139,087,718	162,916,960	210,156,916	217,237,857	246,155,009	225,213,537	40,958,372	2,217,199	131,966	1,601,543,812	2.05%
651-700	53,071,594	40,734,033	80,233,167	124,936,658	181,530,808	269,452,757	345,750,687	426,277,054	519,328,044	554,649,051	638,287,813	717,562,510	707,185,194	130,337,499	7,020,832	3,848,279	4,800,205,979	6.14%
701-750	125,476,372	115,694,550	169,055,999	268,264,800	412,378,170	544,618,008	736,821,020	849,459,930	972,391,620	1,073,175,973	1,128,638,151	1,322,895,705	1,221,668,983	192,411,653	8,789,273	6,555,187	9,148,295,394	11.71%
751-800	244,323,204	190,875,503	329,358,699	471,134,678	668,626,147	902,430,513	1,164,326,949	1,304,368,302	1,530,049,949	1,609,832,142	1,734,433,668	1,986,017,305	1,877,327,401	325,773,754	9,538,195	10,851,560	14,359,267,969	18.37%
>800	1,646,027,682	1,213,864,781	1,698,692,315	2,311,047,313	2,938,468,216	3,609,235,711	4,169,728,947	4,429,358,608	4,674,258,300	4,633,686,141	4,675,251,410	4,823,950,700	4,069,203,541	828,116,136	37,500,354	18,166,247	45,776,556,401	58.57%
Total	2,150,126,882	1,628,690,337	2,370,440,939	3,318,643,897	4,404,908,094	5,593,820,030	6,749,251,715	7,387,835,720	8,130,898,894	8,388,107,714	8,690,497,448	9,446,915,174	8,397,263,862	1,588,521,386	69,715,171	42,330,304	78,357,967,565	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.